Securities Held to Maturity - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	$ 216,414	$ 210,015
Gross Unrealized Losses	5,089	12,423
Estimated Fair Value	213,472	202,328
Carrying Value	295,658	101,114
Gross Unrealized Gains	249	51
Gross Unrealized Losses	2,126	4,718
Mortgage-backed securities held to maturity, Estimated Fair Value	293,781	96,447
Carrying Value	512,072	311,129
Gross Unrealized Gains	270	69
Gross Unrealized Losses	5,089	12,423
Estimated Fair Value	507,253	298,775
U.S. Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	144,349	144,747
Gross Unrealized Gains	6	14
Gross Unrealized Losses	1,408	3,622
Estimated Fair Value	142,947	141,139
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	72,065	65,268
Gross Unrealized Gains	15	4
Gross Unrealized Losses	1,555	4,083
Estimated Fair Value	70,525	61,189
Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	216,414	210,015
Gross Unrealized Gains	21	18
Gross Unrealized Losses	2,963	7,705
Estimated Fair Value	213,472	202,328
Federal Home Loan Mortgage Corporation [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	20	22
Gross Unrealized Gains	2	3
Gross Unrealized Losses
Mortgage-backed securities held to maturity, Estimated Fair Value	22	25
Federal National Mortgage Association [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	264	350
Gross Unrealized Gains	30	32
Gross Unrealized Losses
Mortgage-backed securities held to maturity, Estimated Fair Value	294	382
Non-Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	54	105
Gross Unrealized Gains		3
Gross Unrealized Losses	1	2
Mortgage-backed securities held to maturity, Estimated Fair Value	53	106
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Losses	1	2
Carrying Value	338	477
Gross Unrealized Gains	32	38
Gross Unrealized Losses	1	2
Mortgage-backed securities held to maturity, Estimated Fair Value	369	513
Residential Pass-Through Securities: Government National Mortgage Association [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	9
Gross Unrealized Gains
Gross Unrealized Losses
Mortgage-backed securities held to maturity, Estimated Fair Value	9
Residential Pass-Through Securities: Federal Home Loan Mortgage Corporation [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	283	98
Gross Unrealized Gains	4	4
Gross Unrealized Losses
Mortgage-backed securities held to maturity, Estimated Fair Value	287	102
Residential Pass-Through Securities: Federal National Mortgage Association [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	114,276	231
Gross Unrealized Gains	140	9
Gross Unrealized Losses	83
Mortgage-backed securities held to maturity, Estimated Fair Value	114,333	240
Residential Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Losses	83
Carrying Value	114,568	329
Gross Unrealized Gains	144	13
Gross Unrealized Losses	83
Mortgage-backed securities held to maturity, Estimated Fair Value	114,629	342
Commercial Pass-Through Securities: Federal National Mortgage Association [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	180,752	100,308
Gross Unrealized Gains	73
Gross Unrealized Losses	2,042	4,716
Mortgage-backed securities held to maturity, Estimated Fair Value	178,783	95,592
Commercial Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Losses	2,042	4,716
Carrying Value	180,752	100,308
Gross Unrealized Gains	73
Gross Unrealized Losses	2,042	4,716
Mortgage-backed securities held to maturity, Estimated Fair Value	$ 178,783	$ 95,592